Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Shares Purchased For Stock Plans [Member]	Treasury Stock [Member]	Unrealized Gain Loss On Securities Available For Sale [Member]
Begining Balance at Jun. 30, 2013	$ 73,543	$ 51	$ 51,882	$ 27,371	$ (3,648)	$ 0	$ (2,113)
Net income	2,280	0	0	2,280	0	0	0
Cash dividends	(1,114)	0	0	(1,114)	0	0	0
Adjustment from transfer of mortgage servicing rights from amortized to fair value method, net of tax of $23	44	0	0	44	0	0	0
Stock-based compensation expense	44		44
Purchase of shares for stock plans	(1,128)	0	0	0	(1,128)	0	0
Reclassification of shares held for stock plans	0	0	(848)	0	848	0	0
Amortization of ESOP shares	390	0	(34)		424	0	0
Shares repurchased	(2,151)	0	0	0	0	(2,151)	0
Net change during the period, net of deferred taxes	1,022	0	0	0	0	0	1,022
Ending Balance at Jun. 30, 2014	72,930	51	51,044	28,581	(3,504)	(2,151)	(1,091)
Net income	2,536	0	0	2,536	0	0	0
Cash dividends	(1,080)	0	0	(1,080)	0	0	0
Amortization of ESOP shares	413	0	18	0	395	0	0
Shares repurchased	(4,186)	0	0	0	0	(4,186)	0
Restricted stock award	178	0	(8)	0	186	0	0
Stock option expense	84	0	84	0	0	0	0
Restricted stock windfall APIC adjustment	7	0	7	0	0	0	0
Net change during the period, net of deferred taxes	555	0	0	0	0	0	555
Ending Balance at Jun. 30, 2015	$ 71,437	$ 51	$ 51,145	$ 30,037	$ (2,923)	$ (6,337)	$ (536)